Oct. 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:      AXP Growth Series, Inc.
            RiverSource Disciplined Equity Fund
            RiverSource Growth Fund
            RiverSource Large Cap Equity Fund
            RiverSource Large Cap Value Fund
            Post-Effective Amendment No. 81
            File No.: 2-38355/811-2111

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 81 (Amendment). This Amendment was filed electronically on Sept. 30, 2005.

If you have any questions, please contact either me at (612) 671-4321 or Mary Lou Lutz at (612) 678-1762.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.